ACQUISITIONS	3 Months Ended
Mar. 31, 2019
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS
4.	ACQUISITIONS

On January 10, 2019, the TSXV approved the Company’s agreement with Emerald Health Bioceuticals, Inc. (“EHB”), an entity with common directors, to form Emerald Health Naturals, Inc. (“Naturals”). The Company will invest $5,000,000 for a 51% ownership of Naturals and EHB will grant Naturals exclusive Canadian distribution right to EHB’s product line for 49% ownership (“Distribution Right”). The Company concluded that it controls Naturals and it has been consolidated, with non-controlling interest booked for the EHB owned portion
. Naturals primarily operates in Canada and is focused on developing natural health products that may provide wellness and medical benefits by interacting with the human body’s endocannabinoid system.

The Distribution Right is recorded at its acquisition date fair value. It is an intangible asset, estimated to have an indefinite life because it is expected to generate cash flows indefinitely. As an indefinite life intangible asset, the Distribution Right is not amortized.

Concurrent with this agreement, Naturals entered into an agreement to acquire assets from GAB Innovations, Inc. (“GAB”) for cash consideration of $340,000. The Company paid $200,000 on closing and the balance is due on January 10, 2020. On the date of acquisition, management concluded that the assets acquired did not include significant processes or outputs, and therefore did not meet the definition of a business under IFRS 3 Business Combinations. As a result, the transaction was accounted for as an asset acquisition.

The total purchase price and the fair value of the net assets of GAB acquired are disclosed below:

Net assets acquired	Asset fair value	Relative fair value
	$	$
3 Natural Product Numbers	90,000	89,259
Plant and Equipment	102,824	101,976
Health Canada NHP Site License	150,000	148,765
	342,824	340,000

As part of the asset acquisition, Naturals acquired a Health Canada Natural Health Product (“NHP”) Site License. An NHP Site Licence is required for any site that manufactures, processes, packages, labels, imports, and/or stores NHPs in Canada. The acquired NHP Site License allowed EHN to start importing and storing NHPs in Q2 2019. This intangible asset was recorded at its acquisition date fair value. This asset has a finite life and will be amortized on a straight-line basis in accordance with the Company’s policy.